Inventories - Components of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 27,855	$ 30,032
Work-in-process	6,021	5,862
Finished goods	21,032	22,382
Total	$ 54,908	$ 58,276